BORROWINGS - Movements in Borrowings (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash items
At the beginning of the year	$ 3,510,186	$ 5,652,093
Proceeds from borrowings - principal	3,337,419	827,407
Payment of borrowings - principal	(2,273,170)	(1,076,214)
Repurchase of Notes	(13,917)	(25,233)
Payment of interests and related expenses	(293,291)	(326,472)
Payment of DFI	(13,764)	(5,879)
Proceed from bank overdrafts net of payment	152,612	282,887
Non-cash items
Proceeds from borrowings - principal	1	15,817
Issuance costs payable	(1,530)	(215)
Accrued interest and other financial cost	256,863	229,480
Foreign currency exchange gains	444,152	(2,005,574)
Currency translation adjustments	15,363	(58,823)
Total Proceeds from borrowings - principal	(3,337,420)	843,224
Total cash items	895,889	(323,504)
Total non-cash items	714,849	(1,819,315)
At the end of the period	5,120,924	$ 3,509,274
Repayment of bank overdrafts	$ (294)